Consolidated Statements of Cash Flows - CAD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Cash used from operating activities
Loss for the year	$ (9,325,226)	$ (3,145,139)
Items not affecting cash
Unrealized foreign exchange gain	15,966	(175,749)
Gain on settlement of accounts payable and accrued liabilities	(31,329)	(10,401)
Loss on shares for debt settlement	52,164	0
Share-based payment expense	990,448	821,427
Shares for services	105,000	0
Unrealized loss on marketable securities	2,538,281	161,439
Smart glass distribution agreement amortization	0	709,741
Accretion on convertible debt	(4,862)	11,747
Shares for services	0	25,000
Cash flows from (used in) operations before changes in working capital	(5,659,558)	(1,601,935)
Change in non-cash operating working capital
Decrease (increase) in receivables and prepaid expenses	(13,943)	(47,296)
Increase (decrease) in accounts payable and accrued liabilities	3,632,919	(211,755)
Cash flows from (used in) operating activities	(2,040,582)	(1,860,986)
Cash flows used in investing activities
Sage ranch	(505,374)	(39,205)
Power project development and construction costs	(1,069,644)	(655,871)
Deposits and long-term expenses	(57,843)	0
Purchase of marketable securities	0	(73,784)
Proceeds from sales marketable securities	0	72,658
Cash flows from (used in) investing activities	(1,632,861)	(696,202)
Cash flows used in financing activities
Cash paid on executive loans	(244,391)	(378,858)
Cash received on executive loans	178,937	15,000
Private placement proceeds	2,405,750	1,963,239
Share issuance costs	(29,126)	0
Warrants exercised	1,302,543	2,185,787
Options exercises	540,749	115,000
Related company loan	(550,680)	(1,377,423)
Promissory note financing	0	56,250
Cash flows from (used in) financing activities	3,603,782	2,578,995
Effect of foreign exchange on cash	31,262	0
Increase in cash	(38,399)	21,807
Cash - beginning of year	47,672	25,865
Cash - end of year	$ 9,273	$ 47,672